Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 3,584,937	$ 1,000,964
Liabilities Current	11,647,943	5,398,864
Assets Non-Current	37,020,922	16,422,737
Liabilities Non-current	72,386,037	16,167,471
Non-hedging derivative instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	210,077	1,414,895
Liabilities Current	1,509,177	23,285
Assets Non-Current		$ 1,911,233
Liabilities Non-current	$ 682,670